Note 6 Maximum credit risk exposure, accumulated allowances and carrying amount by geographical location (Details) - EUR (€) € in Millions	Jun. 30, 2026		Dec. 31, 2025
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	€ 1,260,354		€ 1,104,820
Loans and advances to customers at amortised cost	509,424		460,401
SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	289,964	[1]	261,536	[2]
Loans and advances to customers at amortised cost	285,080	[1]	256,838	[2]
Loans and advances to customers at amortised cost, allowance for expected credit losses	4,884	[1]	4,699	[2]
MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	112,176		100,699
Loans and advances to customers at amortised cost	108,424		97,217
Loans and advances to customers at amortised cost, allowance for expected credit losses	3,752		3,482
TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	58,931	[3]	55,756	[4]
Loans and advances to customers at amortised cost	56,701	[3]	53,745	[4]
Loans and advances to customers at amortised cost, allowance for expected credit losses	2,230	[3]	2,011	[4]
South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	59,903	[5]	53,331	[6]
Loans and advances to customers at amortised cost	57,663	[5]	51,235	[6]
Loans and advances to customers at amortised cost, allowance for expected credit losses	2,240	[5]	2,095	[6]
Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	1,569		1,375
Loans and advances to customers at amortised cost	1,557		1,366
Loans and advances to customers at amortised cost, allowance for expected credit losses	12		9
Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	522,544	[7]	472,697	[8]
Loans and advances to customers at amortised cost	509,424	[7]	460,401	[8]
Loans and advances to customers at amortised cost, allowance for expected credit losses	13,119	[7]	12,297	[8]
Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Loans and advances to customers at amortised cost, allowance for expected credit losses	1,581		1,304
Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Loans and advances to customers at amortised cost, allowance for expected credit losses	11,538		10,992
Stage 1 [Member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	268,132	[1]	239,762	[2]
Loans and advances to customers at amortised cost	267,578	[1]	239,235	[2]
Loans and advances to customers at amortised cost, allowance for expected credit losses	553	[1]	528	[2]
Stage 1 [Member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	101,327		91,333
Loans and advances to customers at amortised cost	99,850		89,987
Loans and advances to customers at amortised cost, allowance for expected credit losses	1,477		1,346
Stage 1 [Member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	49,556	[3]	48,214	[4]
Loans and advances to customers at amortised cost	49,375	[3]	48,038	[4]
Loans and advances to customers at amortised cost, allowance for expected credit losses	181	[3]	176	[4]
Stage 1 [Member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	52,993	[5]	46,988	[6]
Loans and advances to customers at amortised cost	52,589	[5]	46,614	[6]
Loans and advances to customers at amortised cost, allowance for expected credit losses	404	[5]	373	[6]
Stage 1 [Member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	1,512		1,327
Loans and advances to customers at amortised cost	1,511		1,326
Loans and advances to customers at amortised cost, allowance for expected credit losses	1		1
Stage 1 [Member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	473,519	[7]	427,625	[8]
Loans and advances to customers at amortised cost	470,902	[7]	425,200	[8]
Loans and advances to customers at amortised cost, allowance for expected credit losses	2,617	[7]	2,424	[8]
Stage 1 [Member] | Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Loans and advances to customers at amortised cost, allowance for expected credit losses	14		15
Stage 1 [Member] | Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Loans and advances to customers at amortised cost, allowance for expected credit losses	2,602		2,409
Stage 2 [Member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	15,122	[1]	15,141	[2]
Loans and advances to customers at amortised cost	14,519	[1]	14,539	[2]
Loans and advances to customers at amortised cost, allowance for expected credit losses	603	[1]	602	[2]
Stage 2 [Member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	7,669		6,549
Loans and advances to customers at amortised cost	6,989		5,919
Loans and advances to customers at amortised cost, allowance for expected credit losses	680		629
Stage 2 [Member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	6,305	[3]	4,866	[4]
Loans and advances to customers at amortised cost	5,943	[3]	4,510	[4]
Loans and advances to customers at amortised cost, allowance for expected credit losses	362	[3]	356	[4]
Stage 2 [Member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	4,449	[5]	4,140	[6]
Loans and advances to customers at amortised cost	4,139	[5]	3,841	[6]
Loans and advances to customers at amortised cost, allowance for expected credit losses	310	[5]	299	[6]
Stage 2 [Member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	35		31
Loans and advances to customers at amortised cost	34		30
Loans and advances to customers at amortised cost, allowance for expected credit losses	1		1
Stage 2 [Member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	33,580	[7]	30,727	[8]
Loans and advances to customers at amortised cost	31,623	[7]	28,840	[8]
Loans and advances to customers at amortised cost, allowance for expected credit losses	1,957	[7]	1,887	[8]
Stage 2 [Member] | Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Loans and advances to customers at amortised cost, allowance for expected credit losses	272		266
Stage 2 [Member] | Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Loans and advances to customers at amortised cost, allowance for expected credit losses	1,685		1,622
Stage 3 [Member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	6,711	[1]	6,633	[2]
Loans and advances to customers at amortised cost	2,983	[1]	3,064	[2]
Loans and advances to customers at amortised cost, allowance for expected credit losses	3,728	[1]	3,569	[2]
Stage 3 [Member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	3,181		2,817
Loans and advances to customers at amortised cost	1,586		1,310
Loans and advances to customers at amortised cost, allowance for expected credit losses	1,595		1,507
Stage 3 [Member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	3,070	[3]	2,676	[4]
Loans and advances to customers at amortised cost	1,384	[3]	1,198	[4]
Loans and advances to customers at amortised cost, allowance for expected credit losses	1,687	[3]	1,478	[4]
Stage 3 [Member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	2,461	[5]	2,203	[6]
Loans and advances to customers at amortised cost	935	[5]	780	[6]
Loans and advances to customers at amortised cost, allowance for expected credit losses	1,526	[5]	1,423	[6]
Stage 3 [Member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	22		16
Loans and advances to customers at amortised cost	12		9
Loans and advances to customers at amortised cost, allowance for expected credit losses	10		7
Stage 3 [Member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	15,444	[7]	14,346	[8]
Loans and advances to customers at amortised cost	6,899	[7]	6,361	[8]
Loans and advances to customers at amortised cost, allowance for expected credit losses	8,546	[7]	7,985	[8]
Stage 3 [Member] | Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Loans and advances to customers at amortised cost, allowance for expected credit losses	1,295		1,023
Stage 3 [Member] | Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Loans and advances to customers at amortised cost, allowance for expected credit losses	€ 7,251		€ 6,962

[1]	(1) Spain includes all the countries where BBVA, S.A. operates.
[2]	(1) Spain includes all the countries where BBVA, S.A. operates.
[3]	(2) Turkey includes all the countries in which Garanti BBVA operates.
[4]	(2) Turkey includes all the countries in which Garanti BBVA operates.
[5]	3) In South America, BBVA Group operates in Argentina, Colombia, Peru and Uruguay.
[6]	(3) In South America, the BBVA Group operates in Argentina, Colombia, Peru and Uruguay.
[7]	4) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation (PPA) and were originated mainly in the acquisition of Catalunya Banc S.A. (as of June 30, 2026, the remaining balance was €46 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the instrument or applied as allowances in the value of the financial instrument when the losses materialize.
[8]	(4) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation (PPA) and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2025, the remaining balance was €76 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the instrument or applied as allowances in the value of the financial instrument when the losses materialize